Stockholders' Equity, Share Repurchases (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Stockholders' Equity [Abstract]
Number of shares repurchased (in shares)	2.0	9.8
Shares repurchased and retired	$ 120	$ 607
Average price of shares repurchased (in dollars per share)	$ 59.39	$ 61
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Remaining amount of share repurchase program	$ 321